PROVISION FOR CLOSURE AND RECLAMATION (Tables)	12 Months Ended
Dec. 31, 2019
Provisions [abstract]
Provision for closure and reclamation
	December 31, 2019	December 31, 2018	December 31, 2017
Balance, beginning of year	$265,239	$244,323	$242,374
Accretion	1,551	20,916	1,949
Balance, end of year	$266,790	$265,239	$244,323